Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	$ (39,167)	$ (28,486)	$ (73,297)	$ (135,139)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	1,725	2,707	4,912	9,310
Amortization of debt discount and deferred financing costs	2,559	8,281	13,637
Stock-based compensation	6,483	9,334	15,363	24,931
Gain on exchange of debt for common stock			(2,619)
(Gain) loss on fair value of warrants	1,044	(22,690)	(32,094)	(2,338)
Gain on fair value of contingent earnout liabilities		(1,387)	(1,445)	(15,958)
Loss on warrant cancellation	11,357
Non-cash cost of issuance of common stock warrants on BEPO Offering		1,313	1,311
Gain on fair value of debt derivatives				(8,485)
Loss on debt extinguishment			7,525	19,450
Non-cash warrant issuance in connection with August warrant inducement			2,439
Cost of issuance of common stock warrants				1,357
Loss on sale/disposal of fixed assets	2,777		11
Realized loss on available for sale securities		21	23	14
Changes in operating assets and liabilities
Accounts receivable	(1,671)	1,245	5,860	(398)
Inventories	5,691	3,891	13,300	13,728
Contract assets	(948)	(1,351)	7,010	(7,224)
Prepaid expenses and other current assets	(292)	1,871	1,824	2,795
Other assets	2,002	1,369	3,952	10,153
Accounts payable	(912)	(2,391)	(743)	2,211
Accrued expenses and other liabilities	2	(595)	(2,578)	(9,038)
Contract liabilities	(3,573)	(345)	5,150	(10,059)
Other noncurrent liabilities	(642)	(1,279)	(2,218)	(946)
Net cash used in operating activities	(13,565)	(28,492)	(32,677)	(105,636)
Cash flows from investing activities
Purchase of property and equipment	(1,799)	(8)	(9)	(1,046)
Reimbursement of previously incurred leasehold expenditures			1,084
Sales of available-for-sale investments		2,474	20
Production of equipment for lease to customers				(2,164)
Purchases of available-for-sale investments				(3,655)
Sales of available for sale securities			3,172	10,664
Proceeds from maturity of available-for-sale investments		3,500	3,500	35,092
Net cash (used in) provided by investing activities	(1,799)	5,966	7,767	38,891
Cash flows from financing activities
Proceeds from ATM offering, net of issuance costs				22,805
Proceeds from revolving credit line				14,000
Repayment of revolving credit line				(17,000)
Proceeds from equipment loans				1,600
Repayment of equipment loans				(6,956)
Proceeds from capital raise – August Warrant Inducement			1,694
Proceeds from secured convertible notes	15,000			65,736
Repayment of secured convertible notes				(69,886)
Proceeds from BEPO Offering, net of issuance costs		10,675
Proceeds from secured notes, net of issuance costs			500	57,114
Repayment of secured notes		(10,500)	(11,749)	(25,000)
Proceeds from capital raise, net of issuance costs			10,700	16,287
Issuance of common stock upon exercise of stock options		315	315	561
Net cash provided by financing activities	15,000	490	1,460	59,261
Effect of exchange rate changes on cash and cash equivalents	6	4	(4)	(5)
Net change in cash and cash equivalents	(358)	(22,032)	(23,454)	(7,489)
Cash and cash equivalents and restricted cash at beginning of period	1,840	25,294	25,294	32,783
Cash and cash equivalents and restricted cash at end of period	1,482	3,262	1,840	25,294
Supplemental disclosure of cash flow information
Cash paid for interest	750	762	1,183	9,722
Supplemental schedule of non-cash investing and financing activities
Unpaid liabilities related to property and equipment	160	20		92
Transfer between inventory and property and equipment	3,404
Equipment for lease to customers returned to inventory	653	2,235	2,235	3,375
Unpaid inventory purchase			(3,485)
Issuance of common stock warrants in connection with capital raise				11,428
Cash, Cash Equivalent, Restricted Cash, and Restricted Cash Equivalent, Continuing Operation [Abstract]
Cash and cash equivalents	854	2,462	1,212	24,494
Restricted cash (Other assets)	628	800	628	800
Total cash and cash equivalents and restricted cash	$ 1,482	$ 3,262	$ 1,840	$ 25,294